INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
INTANGIBLE ASSETS AND GOODWILL
INTANGIBLE ASSETS AND GOODWILL

		Intangible Assets
($ millions)	Goodwill	Purchase and Sale Contracts and Other	Customer Relationships	Purchase Option	Total	Total Goodwill & Intangible Assets
Cost
Balance at December 31, 2017	3,871	216	638	277	1,131	5,002
Additions and other	7	11	1	—	12	19
Transfers	—	—	—	(277)	(277)	(277)
Balance at December 31, 2018	3,878	227	639	—	866	4,744
Additions and other	—	13	—	—	13	13
Acquisition (Note 6)	809	—	1,254	—	1,254	2,063
Foreign exchange adjustments	(3)	—	(12)	—	(12)	(15)
Balance at December 31, 2019	4,684	240	1,881	—	2,121	6,805

Amortization
Balance at December 31, 2017	—	145	143	—	288	288
Amortization	—	19	28	—	47	47
Balance at December 31, 2018	—	164	171	—	335	335
Amortization	—	10	31	—	41	41
Balance at December 31, 2019	—	174	202	—	376	376

Carrying amounts
Balance at December 31, 2018	3,878	63	468	—	531	4,409
Balance at December 31, 2019	4,684	66	1,679	—	1,745	6,429

Intangible assets with a finite useful life are amortized using the straight line method over 7 to 40 years.
The purchase option attributable to Facilities of $277 million to assume an additional interest in the Younger Facilities was reclassified to property, plant and equipment on exercise of the option effective April 1, 2018.
The aggregate carrying amount of intangible assets and goodwill allocated to each operating segment is as follows:

As at December 31 ($ millions)	2019			2018
	Goodwill	Intangible Assets	Total	Goodwill	Intangible Assets	Total
Pipelines	2,703	1,505	4,208	1,897	278	2,175
Facilities	541	97	638	541	102	643
Marketing & New Ventures	1,440	112	1,552	1,440	131	1,571
Corporate	—	31	31	—	20	20
	4,684	1,745	6,429	3,878	531	4,409

Goodwill Impairment Testing
For the purpose of impairment testing, goodwill is allocated to Pembina’s operating segments which represent the lowest level within Pembina at which goodwill is monitored for management purposes. Consistent with prior year, impairment testing for goodwill was performed as at September 30, 2019 other than goodwill acquired in the Acquisition (Note 6) on December 16, 2019 which was supported by the acquisition valuation.
The recoverable amount was determined using the fair value less costs of disposal approach by discounting each operating segment’s expected future cash flows. The key assumptions that influence the calculation of the recoverable amounts include:

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Cash flows for the first five years are projected based on past experience, actual operating results and the business plan approved by management. Cash flows for Pipelines and Facilities incorporate assumptions regarding contract renewal volumes and rates, which are based on market expectations. In addition, revenue and cost of product projections for Marketing & New Ventures incorporate assumptions regarding volumes and commodity pricing, which are sensitive to changes in the commodity price environment.

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Cash flows for the remaining years of the useful lives of the assets within each operating segment are extrapolated for periods up to 75 years (2018: 75 years) using a constant medium-term inflation rate, except where contracted, long-term cash flows indicate that no inflation should be applied or a specific reduction in cash flows was more appropriate.

•
Pre-tax discount rates were applied in determining the recoverable amount of operating segments. Discount rates were estimated based on past experience, the risk free rate and average cost of debt, targeted debt to equity ratio, in addition to estimates of the specific operating segment's equity risk premium, size premium, projection risk and betas.

For each operating segment, key assumptions and discount rate sensitivity are presented below:

	Operating Segments
2019	Pipelines	Facilities	Marketing & New Ventures
(Percent)
Pre-tax discount rate	6.80	6.48	10.57
Adjusted inflation rate	1.16	1.62	1.80
Incremental increase in discount rate that would result in carrying value equal to recoverable amount
Increase in pre-tax discount rate	4.14	4.85	7.65

The level of the fair value hierarchy within which the fair value measurement is categorized in accordance with IFRS 13 Fair Value Measurement is Level 3 with inputs which are unobservable inputs for the associated assets within each operating segment.